Other financial liabilities (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other financial liabilities [Line Items]
Financial liabilities	$ 386,347,952	$ 263,261,589	$ 160,489,567
Fixed Interest Rate
Disclosure of other financial liabilities [Line Items]
Financial liabilities	262,059,336	182,547,357
Fixed Interest Rate | US Dollar
Disclosure of other financial liabilities [Line Items]
Financial liabilities	17,333,622	6,102,155
Fixed Interest Rate | Chilean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	65,221,552	65,836,938
Fixed Interest Rate | Unidades de Fomento
Disclosure of other financial liabilities [Line Items]
Financial liabilities	167,823,319	100,928,433
Fixed Interest Rate | Argentinean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	3,357,467	8,987,505
Fixed Interest Rate | UI [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	1,308,837	692,326
Variable Interest Rate
Disclosure of other financial liabilities [Line Items]
Financial liabilities	8,576,258	6,560,842
Variable Interest Rate | US Dollar
Disclosure of other financial liabilities [Line Items]
Financial liabilities	8,070,339	4,843,243
Variable Interest Rate | Chilean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	0	0
Variable Interest Rate | Unidades de Fomento
Disclosure of other financial liabilities [Line Items]
Financial liabilities	0	0
Variable Interest Rate | Argentinean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	505,919	1,717,599
Variable Interest Rate | UI [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	$ 0	$ 0